OTHER PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
18.	OTHER PAYABLES

	September 30, 2013	December 31, 2012

Due to third parties	$3,256,804	$877,259
Promissory notes issued to third parties	2,950,414	3,352,394
Convertible notes payable	-	232,000
Due to local government	2,408,101	2,192,825
Miscellaneous	2,209,298	-
	$10,824,617	$6,654,478

Due to third parties are unsecured, interest free and have no fixed terms of repayment.

21.	OTHER PAYABLES

	2012	2011

Due to third parties	$877,259	$10,794,449
Promissory notes issued to third parties	3,352,394	-
Convertible notes payable	232,000	-
Due to local government	2,192,825	-
Due to employees and others	-	1,114,848
Land use rights payable	-	58,851
	$6,654,478	$11,968,148

Due to third parties, employees and others are unsecured, interest free and have no fixed terms of repayment.